Income Taxes Components of the net deferred tax asset (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Components of the net deferred tax asset [Line Items]
Bad debts	$ 1,405	$ 1,239
Nonaccrual loan interest	353	307
Deferred compensation	384	417
Net pension liability	923	1,931
Core deposit intangible	31	11
Other	329	110
Total deferred tax asset	3,425	4,015
Depreciation	(482)	(521)
Mortgage servicing rights	(368)	(278)
Limited partnership investments	(134)	(211)
Unrealized gain on investment securities available-for-sale	(262)	(460)
Goodwill	(80)	(29)
Total deferred tax liability	(1,326)	(1,499)
Net deferred tax asset	$ 2,099	$ 2,516